SECURED BORROWINGS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Principal amount	¥ 1,363.4
Secured borrowings is included in amount due to related parties	334.8
Yichuang Financial Leasing
Debt Instrument [Line Items]
Principal amount	541.6	¥ 862.0
Creditor's right of certain financial receivables transferred	¥ 550.0	¥ 909.1
Minimum | Yichuang Financial Leasing
Debt Instrument [Line Items]
Remaining lease terms	1 year
Term of debt	1 year
Maximum | Yichuang Financial Leasing
Debt Instrument [Line Items]
Remaining lease terms	3 years
Term of debt	3 years